1. Nature of Business (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (Loss) Profit	$ (654,767)	$ (5,142,195)	$ (7,467,464)	$ 1,132,970
Accumulated losses	$ (14,386,038)		$ (13,631,271)	$ (6,163,807)